Debt And Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2011
Debt And Other Financing Arrangements [Abstract]
Schedule Of Debt And Other Financing Arrangements

	(In thousands)
	December 31,
	2011	2010

Industrial revenue bonds:
0.11% to 1.7%, variable, due from 2014 to 2040	$1,030,200	$1,030,200
Notes, 4.875%, due 2012	350,000	350,000
Notes, 5.0%, due 2012	300,000	300,000
Notes, 5.0%, due 2013	250,000	250,000
Notes, 5.75%, due 2017	600,000	600,000
Notes, 5.85%, due 2018	500,000	500,000
Notes, 4.125%, due 2022	600,000	600,000
Notes, 6.40%, due 2037	650,000	650,000

	4,280,200	4,280,200
Less current maturities	(650,000)	—

	$3,630,200	$4,280,200